Annual Operating Expenses {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Combo PRO-15 - Fidelity® Global ex U.S. Index Fund - Fidelity Global ex U.S. Index Fund	Dec. 30, 2020
Operating Expenses:
Management fee	0.055%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.055%	[1]

[1]	(a)Adjusted to reflect current fees.